Liability for Unpaid Claims and Claim Adjustment Expenses - Reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2016
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total liabilities for unpaid claims, net of reinsurance	$ 301.5
Total reinsurance recoverable on unpaid claims	54.5
Insurance lines other than short duration, net	25.7
Impact of discounting	(14.8)
Total gross liability for unpaid claims	366.9
Medical Stop-Loss
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total liabilities for unpaid claims, net of reinsurance	140.7	$ 106.9	$ 109.7
Total reinsurance recoverable on unpaid claims	12.4	$ 7.7	$ 3.4
Group Life and DI
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total reinsurance recoverable on unpaid claims	41.9
Other
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total liabilities for unpaid claims, net of reinsurance	3.8
Total reinsurance recoverable on unpaid claims	$ 0.2